LINES OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Line Of Credit [Text Block]

NOTE 6 — LINES OF CREDIT

LiqTech AS has a DKK 6,000,000 (Approximately $1,200,000 at September 30, 2011) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowings are due on demand. There was $1,180,531 and $764,571 outstanding as of September 30, 2011 and December 31, 2010, respectively. Interest is charged monthly at 4.71% at September 30, 2011, the line is secured by certain of the Company’s receivables, inventory and equipment. At September 30, 2011, there was $6,259 available on the line.

LiqTech Int. DK has a DKK 3,000,000 ($544,356 and $534,445 at September 30, 2011 and December 31, 2010, respectively) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing is due on demand. There was $526,156 and $268,517 outstanding as of September 30, 2011 and December 31, 2010, respectively. Interest is charged monthly at 4.71% at September 30, 2011, the line is secured by certain of the Company’s receivables, inventory and equipment. As of September 30, 2011, there was $18,200 available on the line.

NOTE 6 — LINES OF CREDIT

LiqTech AS had a standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing are due on demand. The line of credit was paid off on December 8, 2010. There was $372,862 outstanding as of December 31, 2009. Interest is charged at the bank borrowing rate and was secured by certain of the Company’s receivables, inventory and equipment.

LiqTech AS has a 6,000,000dkk (Approximately $1,070,000) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing are due on demand. There was $764,571 and $500,522 outstanding as of December 31, 2010 and 2009, respectively. Interest is charged monthly at 4.35% at December 31, 2010, the line is secured by certain of the Company’s receivables, inventory and equipment. There was approximately $300,000 available on the line.

LiqTech NA has a $100,000 standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing is due on demand. There was $0 and $40,806 outstanding as of December 31, 2010 and 2009, respectively. Interest is charged monthly at either the LIBOR rate plus 3.5%, or the greater of the federal funds rate plus 1% or the prime rate plus 1% at LiqTech NA discretion. The letter of credit is guaranteed by LiqTech AS.

CoMeTas AS has a 3,000,000DKK ($534,445 and $578,024 at December 31, 2010 and 2009) standby line of credit with a bank, subject to certain borrowing base limitations. Outstanding borrowing is due on demand. There was $268,517 and $0 outstanding as of December 31, 2010 and 2009, respectively. Interest is charged quarterly at CIBOR rate (Copenhagen Interbank Offered Rate) plus 2.5%.